ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Liabilities and Other Payables [Abstract]
Schedule of Accrued Liabilities and Other Payables

Accrued liabilities and other payables consist of the following:

	December 31,
	2014	2013

Wages and welfare payables	$45,513	$166,799
Accrued expenses	213,696	182,620
Other payables	1,701,528	1,603,408
	$1,960,737	$1,952,827